NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
NET REVENUES
Schedule of net revenues

	Year Ended December 31,
	2023	2022	2021
	U.S dollars in thousands
Licensing revenues (1)	—	2,000	—
Sales of products (2)	6,530	59,800	85,757
	6,530	61,800	85,757